ORIX Corporation Shareholders' Equity (Information about Dividend Payments and Applicable Dividends) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Dividends Payable [Line Items]
Resolution	The board of directors on May 17, 2023	The board of directors on May 18, 2022
Type of shares	Common stock	Common stock
Total dividends paid	¥ 50,209	¥ 55,704
Dividend per share	¥ 42.8	¥ 46.6
Date of record for dividend	Mar. 31, 2023	Mar. 31, 2022
Effective date for dividend	Jun. 05, 2023	Jun. 03, 2022
Dividend resource	Retained earnings	Retained earnings
Effective Date
Dividends Payable [Line Items]
Resolution	The board of directors on November 1, 2023	The board of directors on November 7, 2022
Type of shares	Common stock	Common stock
Total dividends paid	¥ 49,691	¥ 50,586
Dividend per share	¥ 42.8	¥ 42.8
Date of record for dividend	Sep. 30, 2023	Sep. 30, 2022
Effective date for dividend	Dec. 07, 2023	Dec. 06, 2022
Dividend resource	Retained earnings	Retained earnings